Provisions - Schedule of assumptions used in preparing sensitivity analysis for actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Discount rate	3.90%	3.40%
Salary increase rate	2.00%	2.50%
Social security rate	46.00%
Average remaining lifespan of employees (in years)	17 years	20 years
Minimum
Disclosure of other provisions [line items]
Turnover rate	0.00%	0.00%
Social security rate		43.00%
Maximum
Disclosure of other provisions [line items]
Turnover rate	21.35%	21.35%
Social security rate		47.00%